Allowance for Probable Loan Losses (Non-accrual Basis By Loan Class) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Loan loss allowances, financing receivable past due
Non-accrual loans, total	$ 4,886,000	$ 15,791,000	$ 54,730,000
Reduced interest income on non-accrual loans	340,000	1,119,000	$ 977,000
Commercial
Loan loss allowances, financing receivable past due
Non-accrual loans, total	1,901,000	9,143,000
Commercial Real Estate:Other Construction and Land Development
Loan loss allowances, financing receivable past due
Non-accrual loans, total	938,000	2,092,000
Commercial Real Estate: Farmland and Commercial
Loan loss allowances, financing receivable past due
Non-accrual loans, total	1,208,000	3,509,000
Commercial Real Estate: Multifamily
Loan loss allowances, financing receivable past due
Non-accrual loans, total	165,000	507,000
Residential First Lien
Loan loss allowances, financing receivable past due
Non-accrual loans, total	670,000	347,000
Residential Junior Lien
Loan loss allowances, financing receivable past due
Non-accrual loans, total		171,000
Consumer
Loan loss allowances, financing receivable past due
Non-accrual loans, total	$ 4,000	$ 22,000